GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.
Innoviz Technologies Ltd. and its subsidiaries (the “Company” or “Innoviz”) is a Tier-1 direct supplier of high-performance, automotive grade LiDAR sensors and perception solutions that feature technological breakthroughs across core components and bring enhanced vision and superior performance to enable safe autonomous driving at a mass scale. The Company provides a complete and comprehensive solution for OEMs and Tier-1 partners that are developing and marketing autonomous driving vehicles to passenger cars and other relevant markets, such as robotaxis, shuttles, delivery vehicles and trucks. The Company operates as a single operating segment.

b.	The Company was incorporated on January 18, 2016, under the laws of the state of Israel.

c.
On December 10, 2020, the Company entered into definitive agreements in connection with a merger (the “Transactions”) with Collective Growth Corporation (“Collective Growth”), a special purpose acquisition company, that resulted in Collective Growth becoming a wholly owned subsidiary of the Company upon the consummation of the Transactions on April 5, 2021 (the “Closing Date”).

The Transactions were accounted for as a recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”).

Upon closing of the Transactions, 20,418,209 Series A Convertible Preferred Shares, 15,906,053 Series B Convertible Preferred Shares, 3,032,940 Series B-1 Convertible Preferred Shares, 28,216,005 Series C Convertible Preferred Shares and 3,045,792 Series C-1 Convertible Preferred Shares were automatically converted into 70,618,999 Ordinary Shares of no-par value.

In connection with the Transactions (i) 1,875,000 shares of Class B common shares of Collective Growth, after taking into account the forfeiture of shares by the holders of Class B common shares of Collective Growth, were each exchanged for one ordinary share of no-par value of the Company (“Company Ordinary Share”), (ii) each outstanding share of Class A common shares of Collective Growth was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of Collective Growth was assumed by the Company and became one warrant of the Company (each, a “Company Warrant”) exercisable for Company Ordinary Shares (see Note 2a).

In connection with the Transactions, the Company incurred direct and incremental costs of $102,945 related to the Transactions, consisting primarily of investment banking, legal, accounting and other professional fees, out of which $101,115 were recorded to additional paid-in capital as a reduction of proceeds and $1,830 have been accounted for as General and Administrative expenses as part of the consolidated statement of operations.

In addition, on the Closing Date, in connection with the consummation of the Transactions (i) the Company issued Perception Capital Partners LLC (“Perception”) an aggregate of 3,027,747 Company Warrants, (ii) the Company issued Antara Capital Master Fund LP (“Antara”) an aggregate of 3,002,674 Company Ordinary Shares and 3,784,753 Company Warrants and (iii) the Company issued Company’s Management 2,500,000 Ordinary Shares and 3,500,000 options (see also Note 12).

In addition, in the event that the earnout Target is reached during the Earnout Period (both “Target” and “Earnout Period” as defined in the Business Combination Agreement), then: (A) Perception shall also be entitled to receive up to 2,089,882 of additional Company Ordinary Shares, (B) Antara shall also be entitled to receive up to 312,296 of additional Company Ordinary Shares and (C) certain members of the Company’s management shall be entitled to receive up to 1,250,000 of additional Company Ordinary Shares. As of December 31, 2023, the Target was not reached and therefore no additional Company Ordinary Shares have been issued (see also Note 12).

Additionally, on the Closing Date, the Company completed the sale of Ordinary Shares to certain accredited investors (“Investors”), at a price per share of $10, for gross proceeds to the Company of $229,500, pursuant to a series of subscription agreements (“Subscription Agreements” or “PIPE”) entered into by the Company and the Investors concurrently with the execution of the Business Combination Agreement.

Upon closing of the Transactions, the Company has adopted, amended and restated articles of association to align such organizational documents with consistent with those of a publicly held company and has become a publicly traded company.

The Company’s ordinary shares and public warrants were listed on the Nasdaq Stock Market LLC under the trading symbols “INVZ” and “INVZW”, respectively, on April 5, 2021.

d.
As of December 31, 2023, the Company’s principal source of liquidity includes its cash and cash equivalents in the amount of $26,283, bank deposits in the amount of $105,750 and marketable securities in the amount of $18,148, which is sufficient to finance its business plan for at least 12 months from the date these financial statements are issued. As the Company achieves further commercial success, it may need to obtain additional funding to support its continuing operations. If the Company is unable to raise capital when and if needed, it may need to reduce or eliminate some of its research and development programs.

e.
In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The intensity and duration of the war is difficult to predict, as such are the war’s economic implications on the Company’s operational and financial performance. The Company considered the impact of the war and determined that there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended December 31, 2023.